Lease (Tables)	12 Months Ended
Oct. 31, 2025
Lease [Abstract]
Schedule of Company’s Leases

The following table presents balances reported in the consolidated balance sheets related to the Company’s leases:

	October 31,	October 31,
	2025	2024
Operating lease right-of-use assets	$571,547	$-
Operating lease liabilities	$586,858	$-

Weighted-average remaining term and discount rate related to leases were as follows:

	October 31,	October 31,
	2025	2024
Weighted-average remaining term		-
Operating lease	1.88	-
Weighted-average discount rate		-
Operating lease	3.50%	-